15. Non-financial assets and liabilities (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Nonfinancial Assets And Liabilities Details 2Abstract
Non-current employee long-term benefits	$ 148,470	$ 166,983